CONDENSED CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Millions	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment	¥ 1,540	¥ 1,201
Land use rights	2,254	2,290
Right-of-use assets	322	287
Intangible assets	5,895	2,899
Goodwill	29,757	20,521
Investments accounted for using equity method	2,691	1,659
Financial assets at fair value through other comprehensive income	19,147	26,231
Other investments	934	303
Prepayments, deposits and other assets	445	365
Deferred tax assets	633	498
Term deposits	13,640	13,810
Total non-current assets	77,258	70,064
Current assets
Inventories	98	41
Accounts receivable	4,184	3,903
Prepayments, deposits and other assets	4,745	4,183
Other investments	72	83
Short-term investments	123	0
Term deposits	6,761	15,763
Restricted cash	8	15
Cash and cash equivalents	23,698	8,470
Total current assets	39,689	32,458
Total assets	116,947	102,522
Equity attributable to equity holders of the Company
Share capital	2	2
Additional paid-in capital	34,933	29,919
Shares held for share award schemes	(870)	(801)
Treasury shares	(3,389)	(664)
Other reserves	16,478	22,450
Retained earnings	31,118	29,381
Equity attributable to equity holders of the Company	78,272	80,287
Non-controlling interests	2,801	2,763
Total equity	81,073	83,050
Non-current liabilities
Borrowings	7,142	0
Notes payable	3,390	3,497
Other payables and other liabilities	468	379
Deferred tax liabilities	1,462	504
Lease liabilities	218	200
Deferred revenue	447	303
Total non-current liabilities	13,127	4,883
Current liabilities
Accounts payable	6,716	6,284
Other payables and other liabilities	4,451	3,558
Borrowings	5,997	0
Current tax liabilities	999	1,092
Lease liabilities	137	116
Deferred revenue	4,447	3,539
Total current liabilities	22,747	14,589
Total liabilities	35,874	19,472
Total equity and liabilities	¥ 116,947	¥ 102,522